UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/99

Check here if Amendment [  ]; Amendment Number:  ___
  This Amendment (check only one.): [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Harold I. Pratt
Address:  Nichols & Pratt Advisers, LLP
          50 Congress Street
          Boston, Massachusetts  02109-4017

Form 13F File number:  28-3168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:

Harold I. Pratt          Boston, Massachusetts    8/10/1999
[Signature]              [City, State]            [Date]

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.  (Check here if all holdings of this
          reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:


      Form 13F File Number      Name
      28-3162                 James R. Nichols
      28-271                  Bank of New York
      28-380                  United States Trust Company


Report Summary:

Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $42,25
                                            (thousands)


List of other Included Managers:  NONE

                                        Form 13F INFORMATION TABLE

                                          VALUE     SHS/ SH    INVSTMNT   OTHER  VOTING AUTH
NAME OF ISSUER        CLASS   CUSIP       X$1000)   PRN AMT   DISCRETION   MGRS  SOLE SHARED NONE


Abbott Laboratories    COM    002824100   653400   14400 SH  Other        N/A        14400
American Int'l Group   COM    026874107  1181296   10075 SH  Other        N/A        10075
ATT Corp               COM    001957109   173355    3107 SH  Other        N/A         3107
Automatic Data Proc.   COM    053015103   640200   14550 SH  Other        N/A        14550
Bemis Co. Inc.         COM    081437105  8061101  202795 SH  Other        N/A       202795
Berkshire Hathaway B   COM    846702207  1473987     658 SH  Other        N/A          658
Cintas Corp.           COM    172908105    47032     700 SH  Other        N/A          700
Coca Cola              COM    191216100  2682864   43272 SH  Other        N/A        43272
Disney (Walt) Co.      COM    254687106   336477   10920 SH  Other        N/A        10920
Elec. Data Sys.        COM    285661104   654021   11550 SH  Other        N/A        11550
Exxon                  COM    302290101    59232     768 SH  Other        N/A          768
General Electric       COM    369604103  3741656   33112 SH  Other        N/A        33112
Gillette Co.           COM    375766102   268632    6552 SH  Other        N/A         6552
Hewlett Packard Co.    COM    428236103   665814    6625 SH  Other        N/A         6625
Intel Corp.            COM    458140100   292740    4920 SH  Other        N/A         4920
Johnson & Johnson      COM    478160104  5235062   53419 SH  Other        N/A        53419
Lucent Technologies    COM    549463107   353711    5245 SH  Other        N/A         5245
Marsh & McLennan       COM    571748102   287613    3800 SH  Other        N/A         3800
McDonalds              COM    580135101  1729062   42044 SH  Other        N/A        42044
Merck                  COM    589331107  4851306   65892 SH  Other        N/A        65892
Microsoft              COM    594918104   216450    2400 SH  Other        N/A         2400
Morgan, J.P.           COM    616880100  1104334    7860 SH  Other        N/A         7860
Motorola Inc.          COM    620076109   241613    2550 SH  Other        N/A         2550
Pepsico                COM    713448108   263076    6800 SH  Other        N/A         6800
Procter & Gamble       COM    742718109  1987604   22270 SH  Other        N/A        22270
Raytheon CLB           COM    755111408  1098393   15580 SH  Other        N/A        15580
Sigma Aldrich          COM    826552101   916732   26620 SH  Other        N/A        26620
State Street Boston    COM    857473102  1515410   17750 SH  Other        N/A        17750
Stryker                COM    863667101   497535    8275 SH  Other        N/A         8275
Sysco                  COM    871829107  1011841   33940 SH  Other        N/A        33940
United Dominion Rlty   COM    910197102     8225     700 SH  Other        N/A          700